Hyundai Merchant Marine Co. Ltd (''HMM'') charters restructuring (Details) $ in Thousands	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 15, 2016	Jul. 14, 2016	Aug. 04, 2016 USD ($) shares	Dec. 31, 2016
Number of vessels				36
Hyundai Merchant Marine Co. Ltd "HMM"
Number of shares received as a compensation | shares			4,398,910
Cash consideration from sale of trading asset | $			$ 29,706
Hyundai Merchant Marine Co. Ltd "HMM" | The "HMM' Vessels
Number of vessels				5
Gross Daily Hire Rate		$29.4
Time charter expiration				2024 and 2025
The ''Charter Reduction Period" | Hyundai Merchant Marine Co. Ltd "HMM" | The "HMM' Vessels
Gross Daily Hire Rate	$23.5
Percentage of decrease of charter rate	20.00%
Time Charter Years	3.5 years
Commencement Of Charter Date	July 2016
Time charter expiration	December 2019
After the "Charter Reduction Period" | Hyundai Merchant Marine Co. Ltd "HMM" | The "HMM' Vessels
Gross Daily Hire Rate	$29.4